Cover page Document	May 06, 2021	Jul. 30, 2020
Cover [Abstract]
Entity Registrant Name	SHAKE SHACK INC.
Entity Central Index Key		0001620533
Amendment Flag		false
Title of 12(b) Security	Class A Common Stock, par value $0.001
Written Communications	false
Entity Address, Address Line One	225 Varick Street
Entity Address, Address Line Two	Suite 301
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 06, 2021
Entity File Number	001-36823
Entity Tax Identification Number	47-1941186
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	646
Local Phone Number	747-7200
Entity Emerging Growth Company	false
Trading Symbol	SHAK
Security Exchange Name	NYSE